Fees Summary	Sep. 05, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 399,896,000.00
Previously Paid Amount	0.00
Total Fee Amount	61,224.08
Total Offset Amount	0.00
Net Fee	$ 61,224.08
Narrative - Max Aggregate Offering Amount | shares	399,896,000
Final Prospectus	true